Business Combination - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Trading Days Required For Entitlement Of Common Stock1		20 days
Business acquisition transaction cost	$ 3,000
Liabilities		$ 25,181	$ 36,772
Proceeds from cash acquired through acquisition and PIPE offering	67,000
Issuance of common stock		$ 3,958
Proceeds from business combination	52,900
Cash acquired	6,300
Transaction costs paid by SPAC in business combination	11,100
Private Investment In Public Entity Offering [Member]
Business Acquisition [Line Items]
Issuance of common stock	$ 60,700
Old eFFECTOR Stockholders
Business Acquisition [Line Items]
Preferred stock conversion ratio	0.09657
Exchange ratio of outstanding stock and options	0.09657
Shares issued on conversion | shares	30,021,762
Option to purchase common stock | shares	3,920,657
Weighted average exercise price of stock options that were exchanged | $ / shares	$ 1.56
Old eFFECTOR Stockholders | Earn-Out Shares
Business Acquisition [Line Items]
Contingently issuable shares issued to shareholders and option holders | shares	5,000,000
Contingently issuable shares description	Former holders of shares of Old eFFECTOR common stock (including shares received as a result of the conversion of Old eFFECTOR preferred stock and the exercise of Old eFFECTOR warrants) and former holders of options to purchase shares of Old eFFECTOR will also be entitled to receive their pro rata share of up to 5,000,000 Earn-Out Shares of common stock if, on or prior to August 26, 2023, the closing share price of shares of common stock equals or exceeds $20.00 over at least 20 trading days within a 30-day trading period (the “Triggering Event”) and, in respect of each former holder of Old eFFECTOR stock options, such holder continues to provide services to the Company or one of its subsidiaries at the time of such Triggering Event. The Earn-Out Shares will also be earned and issuable in the event of a change in control of the Company on or prior to August 26, 2023 that results in the holders of common stock receiving a per-share price equal to or in excess of $20.00.
Old eFFECTOR Stockholders | Earn-Out Shares | Minimum
Business Acquisition [Line Items]
Trigger price of common stock for issuance of earnout shares | $ / shares	$ 20
Trading Days Required For Entitlement Of Common Stock1	20 days
Old eFFECTOR Stockholders | Earn-Out Shares | Maximum
Business Acquisition [Line Items]
Trading Days Required For Entitlement Of Common Stock1	30 days
Old eFFECTOR Stockholders | Common Stock [Member]
Business Acquisition [Line Items]
Common stock up on conversion | shares	4,056,250
PIPE Investor
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares	6,070,003
Business acquisition share price | $ / shares	$ 10
Business acquisition, equity interest issued or issuable value assigned	$ 60,700
Stock issued, Shares, Acquisitions | shares	40,669,373
Stock Outstanding During Period Shares Acquisitions | shares	40,369,373
LWAC Stockholders
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares	10,347,611
Liabilities	$ 900
LWAC Stockholders | Common Stock Subject to Vesting
Business Acquisition [Line Items]
Common stock up on conversion | shares	300,000
LWAC Stockholders | Common Stock Subject to Vesting | Minimum
Business Acquisition [Line Items]
Trading Days Required For Entitlement Of Common Stock1	20 days
Trigger price of common stock for vesting of unvested shares | $ / shares	$ 15
LWAC Stockholders | Common Stock Subject to Vesting | Maximum
Business Acquisition [Line Items]
Trading Days Required For Entitlement Of Common Stock1	30 days